FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.6%
	COMMUNICATIONS — 10.3%
8,720	Alphabet, Inc. - Class A1	$1,348,461
7,102	Alphabet, Inc. - Class C1	1,109,546
13,524	AT&T, Inc.[1]	382,459
96	Booking Holdings, Inc.[1]	442,263
5,696	Comcast Corp. - Class A1	210,182
3,253	Meta Platforms, Inc. - Class A1	1,874,899
638	Netflix, Inc.*,1	594,954
5,050	Uber Technologies, Inc.*,1	367,943
7,934	Verizon Communications, Inc.[1]	359,886
2,702	Walt Disney Co.[1]	266,687
		6,957,280
	CONSUMER DISCRETIONARY — 9.4%
14,796	Amazon.com, Inc.*,1	2,815,087
1,570	Home Depot, Inc.[1]	575,389
897	Lowe's Cos., Inc.[1]	209,207
2,076	McDonald's Corp.[1]	648,480
6,785	NIKE, Inc. - Class B1	430,712
3,283	Starbucks Corp.[1]	322,030
4,353	Tesla, Inc.*,1	1,128,124
1,783	TJX Cos., Inc.	217,169
		6,346,198
	CONSUMER STAPLES — 6.1%
3,472	Altria Group, Inc.[1]	208,389
7,942	Coca-Cola Co.[1]	568,806
1,524	Colgate-Palmolive Co.[1]	142,799
709	Costco Wholesale Corp.[1]	670,558
2,739	Mondelez International, Inc. - Class A1	185,841
2,811	PepsiCo, Inc.[1]	421,481
3,185	Philip Morris International, Inc.[1]	505,555
4,392	Procter & Gamble Co.[1]	748,485
746	Target Corp.[1]	77,853
6,949	Walmart, Inc.[1]	610,053
		4,139,820
	ENERGY — 3.7%
4,411	Chevron Corp.[1]	737,916
3,414	ConocoPhillips[1]	358,538
11,601	Exxon Mobil Corp.[1]	1,379,707
		2,476,161
	FINANCIALS — 14.4%
1,149	American Express Co.[1]	309,138

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
11,364	Bank of America Corp.[1]	$474,220
3,785	Berkshire Hathaway, Inc. - Class B*,1	2,015,815
301	BlackRock, Inc.[1]	284,890
3,087	Charles Schwab Corp.[1]	241,650
3,640	Chubb Ltd.[1,2]	1,099,244
3,220	Citigroup, Inc.[1]	228,588
648	Goldman Sachs Group, Inc.[1]	353,996
4,793	JPMorgan Chase & Co.[1]	1,175,723
1,693	Mastercard, Inc. - Class A1	927,967
5,648	MetLife, Inc.[1]	453,478
2,561	Morgan Stanley[1]	298,792
2,070	PayPal Holdings, Inc.*,1	135,068
2,656	U.S. Bancorp[1]	112,136
3,568	Visa, Inc. - Class A1	1,250,441
5,668	Wells Fargo & Co.[1]	406,906
		9,768,052
	HEALTH CARE — 11.3%
4,789	Abbott Laboratories[1]	635,261
3,064	AbbVie, Inc.[1]	641,969
932	Amgen, Inc.[1]	290,365
3,517	Bristol-Myers Squibb Co.[1]	214,502
3,474	CVS Health Corp.[1]	235,364
1,115	Danaher Corp.[1]	228,575
640	Elevance Health, Inc.[1]	278,374
1,366	Eli Lilly & Co.[1]	1,128,193
2,161	Gilead Sciences, Inc.[1]	242,140
983	Intuitive Surgical, Inc.*,1	486,850
4,175	Johnson & Johnson[1]	692,382
3,541	Medtronic PLC[1,2]	318,194
4,386	Merck & Co., Inc.[1]	393,687
9,826	Pfizer, Inc.[1]	248,991
663	Thermo Fisher Scientific, Inc.[1]	329,909
2,541	UnitedHealth Group, Inc.[1]	1,330,849
		7,695,605
	INDUSTRIALS — 8.3%
1,708	3M Co.[1]	250,837
2,345	Boeing Co.*,1	399,940
1,514	Caterpillar, Inc.[1]	499,317
798	Deere & Co.[1]	374,541
1,239	Eaton Corp. PLC[2]	336,797
1,788	Emerson Electric Co.[1]	196,036

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
539	FedEx Corp.[1]	$131,398
3,394	General Electric Co. DBA GE Aerospace[1]	679,309
2,039	Honeywell International, Inc.[1]	431,758
662	Lockheed Martin Corp.[1]	295,722
4,174	RTX Corp.[1]	552,888
1,454	Union Pacific Corp.[1]	343,493
1,754	United Parcel Service, Inc. - Class B1	192,923
4,078	Waste Management, Inc.[1]	944,098
		5,629,057
	MATERIALS — 2.2%
3,251	Linde PLC[1,2]	1,513,796

	REAL ESTATE — 2.1%
6,596	American Tower Corp., REIT[1]	1,435,290

	TECHNOLOGY — 30.2%
1,328	Accenture PLC[1,2]	414,389
935	Adobe, Inc.*,1	358,601
3,182	Advanced Micro Devices, Inc.*,1	326,919
21,337	Apple, Inc.[1]	4,739,588
1,617	Applied Materials, Inc.[1]	234,659
9,158	Broadcom, Inc.[1]	1,533,324
22,981	Cisco Systems, Inc.[1]	1,418,158
8,457	Intel Corp.[1]	192,058
1,964	International Business Machines Corp.[1]	488,368
595	Intuit, Inc.[1]	365,324
10,495	Microsoft Corp.[1]	3,939,718
34,627	NVIDIA Corp.[1]	3,752,874
3,415	Oracle Corp.[1]	477,451
4,355	Palantir Technologies, Inc. - Class A*	367,562
2,178	QUALCOMM, Inc.[1]	334,563
656	S&P Global, Inc.[1]	333,314
2,031	Salesforce, Inc.[1]	545,039
438	ServiceNow, Inc.*,1	348,709
1,789	Texas Instruments, Inc.[1]	321,483
		20,492,101
	UTILITIES — 2.6%
3,935	Duke Energy Corp.[1]	479,952
10,475	NextEra Energy, Inc.[1]	742,573
5,581	Southern Co.[1]	513,173
		1,735,698
	TOTAL COMMON STOCKS
	(Cost $75,138,566)	68,189,058

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 15.2%
	CALL OPTIONS — 5.3%
	S&P 500 Index
62	Exercise Price: $6,000.01, Notional Amount: $37,200,062, Expiration Date: July 26, 2027*	$3,598,792
	TOTAL CALL OPTIONS
	(Cost $4,340,112)	3,598,792

	PUT OPTIONS — 9.9%
	iShares Core S&P 500 Index ETF
18	Exercise Price: $545.91, Notional Amount: $982,638, Expiration Date: July 26, 2027*	69,424
	S&P 500 Index
62	Exercise Price: $5,000.01, Notional Amount: $31,000,062, Expiration Date: July 26, 2027*	1,655,664
130	Exercise Price: $5,459.10, Notional Amount: $70,968,300, Expiration Date: July 26, 2027*	5,009,497
	TOTAL PUT OPTIONS
	(Cost $7,506,117)	6,734,585
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $11,846,229)	10,333,377

Number of Shares
	SHORT-TERM INVESTMENTS — 0.9%
593,737	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	593,737
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $593,737)	593,737
	TOTAL INVESTMENTS — 116.7%
	(Cost $87,578,532)	79,116,172
	Liabilities in Excess of Other Assets — (16.7)%	(11,327,234)
	TOTAL NET ASSETS — 100.0%	$67,788,938

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (16.4)%
	CALL OPTIONS — (11.2)%
	3M Co.
(3)	Exercise Price: $145.00, Notional Amount: $(43,500), Expiration Date: April 4, 2025*	$(950)
	Abbott Laboratories
(9)	Exercise Price: $131.00, Notional Amount: $(117,900), Expiration Date: April 4, 2025*	(2,398)
	AbbVie, Inc.
(6)	Exercise Price: $205.00, Notional Amount: $(123,000), Expiration Date: April 4, 2025*	(3,525)
	Accenture PLC
(3)	Exercise Price: $305.00, Notional Amount: $(91,500), Expiration Date: April 4, 2025*	(2,745)
	Adobe, Inc.
(2)	Exercise Price: $387.50, Notional Amount: $(77,500), Expiration Date: April 4, 2025*	(755)
	Advanced Micro Devices, Inc.
(6)	Exercise Price: $103.00, Notional Amount: $(61,800), Expiration Date: April 4, 2025*	(1,347)
	Alphabet, Inc. - Class A
(17)	Exercise Price: $155.00, Notional Amount: $(263,500), Expiration Date: April 4, 2025*	(4,292)
	Alphabet, Inc. - Class C
(14)	Exercise Price: $157.50, Notional Amount: $(220,500), Expiration Date: April 4, 2025*	(2,940)
	Altria Group, Inc.
(7)	Exercise Price: $58.00, Notional Amount: $(40,600), Expiration Date: April 4, 2025*	(1,512)
	Amazon.com, Inc.
(28)	Exercise Price: $192.50, Notional Amount: $(539,000), Expiration Date: April 4, 2025*	(6,916)
	American Express Co.
(2)	Exercise Price: $265.00, Notional Amount: $(53,000), Expiration Date: April 4, 2025*	(1,320)
	Amgen, Inc.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,380)
	Apple, Inc.
(41)	Exercise Price: $217.50, Notional Amount: $(891,750), Expiration Date: April 4, 2025*	(26,240)
	Applied Materials, Inc.
(3)	Exercise Price: $146.00, Notional Amount: $(43,800), Expiration Date: April 4, 2025*	(830)
	AT&T, Inc.
(26)	Exercise Price: $28.00, Notional Amount: $(72,800), Expiration Date: April 4, 2025*	(1,313)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(22)	Exercise Price: $41.00, Notional Amount: $(90,200), Expiration Date: April 4, 2025*	$(2,519)
	Berkshire Hathaway, Inc. - Class B
(7)	Exercise Price: $525.00, Notional Amount: $(367,500), Expiration Date: April 4, 2025*	(7,017)
	BlackRock, Inc.
(1)	Exercise Price: $950.00, Notional Amount: $(95,000), Expiration Date: April 4, 2025*	(1,325)
	Boeing Co.
(5)	Exercise Price: $175.00, Notional Amount: $(87,500), Expiration Date: April 4, 2025*	(840)
	Bristol-Myers Squibb Co.
(7)	Exercise Price: $59.00, Notional Amount: $(41,300), Expiration Date: April 4, 2025*	(1,540)
	Broadcom, Inc.
(18)	Exercise Price: $167.50, Notional Amount: $(301,500), Expiration Date: April 4, 2025*	(7,650)
	Caterpillar, Inc.
(3)	Exercise Price: $330.00, Notional Amount: $(99,000), Expiration Date: April 4, 2025*	(1,620)
	Charles Schwab Corp.
(6)	Exercise Price: $78.00, Notional Amount: $(46,800), Expiration Date: April 4, 2025*	(816)
	Chevron Corp.
(8)	Exercise Price: $165.00, Notional Amount: $(132,000), Expiration Date: April 4, 2025*	(2,520)
	Cisco Systems, Inc.
(44)	Exercise Price: $61.00, Notional Amount: $(268,400), Expiration Date: April 4, 2025*	(4,378)
	Citigroup, Inc.
(6)	Exercise Price: $70.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(1,164)
	Coca-Cola Co.
(15)	Exercise Price: $70.00, Notional Amount: $(105,000), Expiration Date: April 4, 2025*	(2,737)
	Colgate-Palmolive Co.
(3)	Exercise Price: $93.00, Notional Amount: $(27,900), Expiration Date: April 4, 2025*	(338)
	Comcast Corp. - Class A
(11)	Exercise Price: $36.50, Notional Amount: $(40,150), Expiration Date: April 4, 2025*	(501)
	ConocoPhillips

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(7)	Exercise Price: $102.00, Notional Amount: $(71,400), Expiration Date: April 4, 2025*	$(2,317)
	Costco Wholesale Corp.
(1)	Exercise Price: $930.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	(2,222)
	CVS Health Corp.
(7)	Exercise Price: $67.00, Notional Amount: $(46,900), Expiration Date: April 4, 2025*	(1,239)
	Danaher Corp.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: April 4, 2025*	(780)
	Deere & Co.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	(2,060)
	Eaton Corp. PLC
(2)	Exercise Price: $272.50, Notional Amount: $(54,500), Expiration Date: April 4, 2025*	(1,080)
	Eli Lilly & Co.
(3)	Exercise Price: $820.00, Notional Amount: $(246,000), Expiration Date: April 4, 2025*	(5,145)
	Emerson Electric Co.
(3)	Exercise Price: $109.00, Notional Amount: $(32,700), Expiration Date: April 4, 2025*	(578)
	Exxon Mobil Corp.
(22)	Exercise Price: $118.00, Notional Amount: $(259,600), Expiration Date: April 4, 2025*	(4,224)
	FedEx Corp.
(1)	Exercise Price: $242.50, Notional Amount: $(24,250), Expiration Date: April 4, 2025*	(463)
	General Electric Co. DBA GE Aerospace
(7)	Exercise Price: $200.00, Notional Amount: $(140,000), Expiration Date: April 4, 2025*	(2,712)
	Gilead Sciences, Inc.
(4)	Exercise Price: $112.00, Notional Amount: $(44,800), Expiration Date: April 4, 2025*	(684)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $542.50, Notional Amount: $(54,250), Expiration Date: April 4, 2025*	(1,188)
	Home Depot, Inc.
(3)	Exercise Price: $357.50, Notional Amount: $(107,250), Expiration Date: April 4, 2025*	(3,277)
	Honeywell International, Inc.
(4)	Exercise Price: $210.00, Notional Amount: $(84,000), Expiration Date: April 4, 2025*	(1,660)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intel Corp.
(16)	Exercise Price: $23.00, Notional Amount: $(36,800), Expiration Date: April 4, 2025*	$(1,016)
	International Business Machines Corp.
(4)	Exercise Price: $242.50, Notional Amount: $(97,000), Expiration Date: April 4, 2025*	(3,170)
	Intuit, Inc.
(1)	Exercise Price: $597.50, Notional Amount: $(59,750), Expiration Date: April 4, 2025*	(2,145)
	Intuitive Surgical, Inc.
(2)	Exercise Price: $490.00, Notional Amount: $(98,000), Expiration Date: April 4, 2025*	(2,600)
	Johnson & Johnson
(8)	Exercise Price: $165.00, Notional Amount: $(132,000), Expiration Date: April 4, 2025*	(1,636)
	JPMorgan Chase & Co.
(9)	Exercise Price: $242.50, Notional Amount: $(218,250), Expiration Date: April 4, 2025*	(4,387)
	Lockheed Martin Corp.
(1)	Exercise Price: $442.50, Notional Amount: $(44,250), Expiration Date: April 4, 2025*	(785)
	Lowe's Cos., Inc.
(2)	Exercise Price: $227.50, Notional Amount: $(45,500), Expiration Date: April 4, 2025*	(1,450)
	Mastercard, Inc. - Class A
(3)	Exercise Price: $542.50, Notional Amount: $(162,750), Expiration Date: April 4, 2025*	(3,030)
	McDonald's Corp.
(4)	Exercise Price: $307.50, Notional Amount: $(123,000), Expiration Date: April 4, 2025*	(2,510)
	Medtronic PLC
(7)	Exercise Price: $88.00, Notional Amount: $(61,600), Expiration Date: April 4, 2025*	(1,670)
	Merck & Co., Inc.
(8)	Exercise Price: $89.00, Notional Amount: $(71,200), Expiration Date: April 4, 2025*	(1,440)
	Meta Platforms, Inc. - Class A
(6)	Exercise Price: $575.00, Notional Amount: $(345,000), Expiration Date: April 4, 2025*	(7,770)
	Microsoft Corp.
(20)	Exercise Price: $377.50, Notional Amount: $(755,000), Expiration Date: April 4, 2025*	(8,150)
	Mondelez International, Inc. - Class A

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(5)	Exercise Price: $68.00, Notional Amount: $(34,000), Expiration Date: April 4, 2025*	$(350)
	Morgan Stanley
(5)	Exercise Price: $115.00, Notional Amount: $(57,500), Expiration Date: April 4, 2025*	(1,600)
	Netflix, Inc.
(1)	Exercise Price: $932.50, Notional Amount: $(93,250), Expiration Date: April 4, 2025*	(1,957)
	NextEra Energy, Inc.
(20)	Exercise Price: $71.00, Notional Amount: $(142,000), Expiration Date: April 4, 2025*	(2,120)
	NIKE, Inc. - Class B
(13)	Exercise Price: $63.00, Notional Amount: $(81,900), Expiration Date: April 4, 2025*	(1,671)
	NVIDIA Corp.
(67)	Exercise Price: $110.00, Notional Amount: $(737,000), Expiration Date: April 4, 2025*	(14,874)
	Oracle Corp.
(7)	Exercise Price: $140.00, Notional Amount: $(98,000), Expiration Date: April 4, 2025*	(2,345)
	Palantir Technologies, Inc. - Class A
(8)	Exercise Price: $85.00, Notional Amount: $(68,000), Expiration Date: April 4, 2025*	(2,296)
	PayPal Holdings, Inc.
(4)	Exercise Price: $65.00, Notional Amount: $(26,000), Expiration Date: April 4, 2025*	(530)
	PepsiCo, Inc.
(5)	Exercise Price: $149.00, Notional Amount: $(74,500), Expiration Date: April 4, 2025*	(1,213)
	Pfizer, Inc.
(19)	Exercise Price: $25.00, Notional Amount: $(47,500), Expiration Date: April 4, 2025*	(1,093)
	Philip Morris International, Inc.
(6)	Exercise Price: $155.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	(2,580)
	Procter & Gamble Co.
(8)	Exercise Price: $167.50, Notional Amount: $(134,000), Expiration Date: April 4, 2025*	(2,860)
	QUALCOMM, Inc.
(4)	Exercise Price: $152.50, Notional Amount: $(61,000), Expiration Date: April 4, 2025*	(1,460)
	RTX Corp.
(8)	Exercise Price: $132.00, Notional Amount: $(105,600), Expiration Date: April 4, 2025*	(1,564)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(62)	Exercise Price: $5,000.01, Notional Amount: $(31,000,062), Expiration Date: July 26, 2027*	$(7,368,314)
	S&P Global, Inc.
(1)	Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: April 4, 2025*	(860)
	Salesforce, Inc.
(4)	Exercise Price: $270.00, Notional Amount: $(108,000), Expiration Date: April 4, 2025*	(1,560)
	ServiceNow, Inc.
(1)	Exercise Price: $795.00, Notional Amount: $(79,500), Expiration Date: April 4, 2025*	(1,710)
	Southern Co.
(11)	Exercise Price: $91.00, Notional Amount: $(100,100), Expiration Date: April 4, 2025*	(1,595)
	Starbucks Corp.
(6)	Exercise Price: $98.00, Notional Amount: $(58,800), Expiration Date: April 4, 2025*	(1,041)
	Target Corp.
(1)	Exercise Price: $104.00, Notional Amount: $(10,400), Expiration Date: April 4, 2025*	(233)
	Tesla, Inc.
(8)	Exercise Price: $262.50, Notional Amount: $(210,000), Expiration Date: April 4, 2025*	(7,560)
	Texas Instruments, Inc.
(3)	Exercise Price: $177.50, Notional Amount: $(53,250), Expiration Date: April 4, 2025*	(1,350)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: April 4, 2025*	(830)
	TJX Cos., Inc.
(3)	Exercise Price: $117.00, Notional Amount: $(35,100), Expiration Date: April 4, 2025*	(1,568)
	U.S. Bancorp
(5)	Exercise Price: $42.50, Notional Amount: $(21,250), Expiration Date: April 4, 2025*	(200)
	Uber Technologies, Inc.
(10)	Exercise Price: $73.00, Notional Amount: $(73,000), Expiration Date: April 4, 2025*	(1,480)
	Union Pacific Corp.
(3)	Exercise Price: $232.50, Notional Amount: $(69,750), Expiration Date: April 4, 2025*	(1,530)
	United Parcel Service, Inc. - Class B

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(3)	Exercise Price: $110.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	$(414)
	UnitedHealth Group, Inc.
(5)	Exercise Price: $517.50, Notional Amount: $(258,750), Expiration Date: April 4, 2025*	(5,987)
	Verizon Communications, Inc.
(15)	Exercise Price: $45.00, Notional Amount: $(67,500), Expiration Date: April 4, 2025*	(960)
	Visa, Inc. - Class A
(7)	Exercise Price: $342.50, Notional Amount: $(239,750), Expiration Date: April 4, 2025*	(6,755)
	Walmart, Inc.
(13)	Exercise Price: $85.00, Notional Amount: $(110,500), Expiration Date: April 4, 2025*	(4,127)
	Walt Disney Co.
(5)	Exercise Price: $98.00, Notional Amount: $(49,000), Expiration Date: April 4, 2025*	(890)
	Wells Fargo & Co.
(11)	Exercise Price: $71.00, Notional Amount: $(78,100), Expiration Date: April 4, 2025*	(1,876)
	TOTAL CALL OPTIONS
	(Proceeds $8,142,364)	(7,614,169)

	PUT OPTIONS — (5.2)%
	S&P 500 Index
(62)	Exercise Price: $6,000.01, Notional Amount: $(37,200,062), Expiration Date: July 26, 2027*	(3,535,021)
	TOTAL PUT OPTIONS
	(Proceeds $3,843,889)	(3,535,021)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $11,986,253)	$(11,149,190)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $7,018,642, which represents 10.35% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Ireland	$2,583,176	3.8%
Switzerland	1,099,244	1.6%
United States	75,433,752	111.3%
Total Investments	79,116,172	116.7%
Liabilities in Excess of Other Assets	(11,327,234)	(16.7)%
Total Net Assets	$67,788,938	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.2%
Financials	14.4%
Health Care	11.3%
Communications	10.3%
Consumer Discretionary	9.4%
Industrials	8.3%
Consumer Staples	6.1%
Energy	3.7%
Utilities	2.6%
Materials	2.2%
Real Estate	2.1%
Total Common Stocks	100.6%
Purchased Options Contracts	15.2%
Short-Term Investments	0.9%
Total Investments	116.7%
Liabilities in Excess of Other Assets	(16.7)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$68,189,058	$-	$-	$68,189,058
Short-Term Investments	593,737	-	-	593,737
Total Investments	68,782,795	-	-	68,782,795
Purchased Options Contracts	-	10,333,377	-	10,333,377
Total Investments and Options	$68,782,795	$10,333,377	$-	$79,116,172

Liabilities
Written Options Contracts	$245,854	$10,903,336	$-	$11,149,190
Total Options	$245,854	$10,903,336	$-	$11,149,190

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.